Financial Information of the Parent Company - Schedule of Parent Company Balance Sheets (Details) - Parent Company [Member] - USD ($)	Oct. 31, 2025	Oct. 31, 2024
Current assets
Cash	$ 64,182	$ 85,297
Prepaid expenses, current	1,402,714	0
Interest receivable	10,500	0
Due from intercompany entity	1,395,600	6,000
Non-current assets
Investment in subsidiaries	5,534,567	5,696,012
Prepaid expenses, non-current	105,000	0
Loan receivable	350,000	0
Deferred IPO cost	0	967,793
Deferred offering cost	19,884	0
Total assets	8,882,447	6,755,102
Current liabilities
Accounts payable	24,000	0
Due to intercompany entity	1,130,776	1,737,793
Total liabilities	1,154,776	1,737,793
Shareholders’ equity
Subscription receivable	(1,500)	(1,500)
Additional paid-in capital	4,222,882	1,210,094
Statutory reserve	512,732	402,621
Retained earnings	3,118,706	3,551,019
Accumulated other comprehensive loss	(126,774)	(146,425)
Total shareholders’ equity	7,727,671	5,017,309
Total liabilities and shareholders’ equity	8,882,447	6,755,102
Class A Ordinary Shares
Shareholders’ equity
Ordinary shares value	1,125	1,000
Class B Ordinary Shares
Shareholders’ equity
Ordinary shares value	$ 500	$ 500